Secured Borrowings (Other Secured Borrowing Narrative) (Details) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2012
Secured Borrowings (Textual) [Abstract]
Repayment of debt	$ 192,974,000	$ 444,607,000	$ 847,607,000
Other Secured Borrowings [Member]
Secured Borrowings (Textual) [Abstract]
Credit facility agreement with an international commercial bank	85,000,000
Credit facility agreement outstanding principal balance				34,500,000
Repayment of debt				$ 34,500,000